Fair value measurement (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Liabilities
Warrant liabilities	$ 26,018	$ 11,090
Recurring
Assets
Cash equivalents	49,601
Total Assets	49,601
Liabilities
Warrant liabilities	26,018	11,090
Total liabilities	26,018	11,090
Recurring | Level I
Assets
Cash equivalents	49,601
Total Assets	49,601
Recurring | Level III
Liabilities
Warrant liabilities	26,018	11,090
Total liabilities	$ 26,018	$ 11,090